The impact of these changes is considered non-material and is as follows: (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from investing activities
(Purchase) Collection net of Mutual funds and government bonds	$ (10,824)	$ (3,997)	$ 11,252
Net cash flows used in investing activities	(25,544)	(18,787)	(4,533)
Financial results in cash and cash equivalents	2,228	1,386	288
Result from exposure to inflation	(4)	545	303
Increase in cash and cash equivalents	(5,634)	(1,921)	5,915
Cash and cash equivalents at the end of the year	3,172	6,582	6,572
(Purchase) Collection net of Mutual funds and government bonds			11,252
Cash and cash equivalents at the beginning of year	6,582	6,572	66
Previously stated [member]
Cash flows from investing activities
(Purchase) Collection net of Mutual funds and government bonds		3,898
Net cash flows used in investing activities		(10,892)	(10,591)
Financial results in cash and cash equivalents		(546)	902
Result from exposure to inflation		309	(5)
Increase in cash and cash equivalents		5,974	(143)
Cash and cash equivalents at the end of the year		6,582	842
(Purchase) Collection net of Mutual funds and government bonds			5,194
Cash and cash equivalents at the beginning of year	6,582	842	88
Increase (decrease) due to corrections of prior period errors [member]
Cash flows from investing activities
(Purchase) Collection net of Mutual funds and government bonds		(7,895)
Net cash flows used in investing activities		(7,895)	6,058
Financial results in cash and cash equivalents		1,932	(614)
Result from exposure to inflation		236	308
Increase in cash and cash equivalents		(7,895)	6,058
Cash and cash equivalents at the end of the year
(Purchase) Collection net of Mutual funds and government bonds			6,058
Cash and cash equivalents at the beginning of year			$ (22)